Land Use Rights (Tables)	12 Months Ended
Dec. 31, 2024
Land Use Rights [Abstract]
Schedule of Land Use Rights

Land use rights, net consisted of the following:

	As of December 31,
	2023	2024
Cost:
Land use rights	47,334,839	47,334,839
Less: Accumulated amortization	(12,460,904)	(13,407,601)
Land use rights, net	34,873,935	33,927,238